Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Income Taxes
10. INCOME TAXES
The Company’s income tax provision and related income tax assets and liabilities are based on, among other things, an estimate of the impact of the Business Combination, inclusive of an analysis of tax basis and state tax implications of the Blue Owl Operating Group and their underlying assets and liabilities. The Company’s estimate is based on the most recent information available; however, the impact of the Business Combination cannot be finally determined until the Company’s 2021 tax returns have been filed. The tax basis and state impact of the Blue Owl Operating Group and their underlying assets and liabilities are based on estimates subject to finalization of the Company’s tax returns, and the impact of the Business Combination may differ, possibly materially, from the current estimates described herein.
The Blue Owl Operating Partnerships, and prior to the Business Combination, Owl Rock, are partnerships for U.S. Federal income tax purposes subject to the New York City UBT. Effective upon the consummation of the Business Combination, generally all of the income the Registrant earns will be subject to corporate-level income taxes in the United States. Further, the amount of income taxes recorded prior to the Business Combination are not representative of the expenses expected in the future.
The Company had an effective tax rate of 1.8% and 0.4% for the three months ended June 30, 2021 and 2020, respectively, and 1.8% and 0.4% for the six months ended June 30, 2021 and 2020, respectively. The three and six months ended June 30, 2021 effective tax rates differed from the statutory rate primarily due to the portion of income allocated to noncontrolling interests, nondeductible compensation and state and local taxes. Prior to the Business Combination, the Company was not subject to corporate-level income taxes.
The Company evaluates the realizability of its deferred tax asset on a quarterly basis and may recognize or adjust any valuation allowance when it is more likely than not that all or a portion of the deferred tax asset may not be realized. As of June 30, 2021, the Company has not recorded any valuation allowances. As of and prior to June 30, 2021, the Company has not recognized any liability for uncertain tax positions.
The Company files its tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the tax years that remain open under the statute of limitations will be subject to examinations by the appropriate tax authorities. The Company is generally no longer subject to state or local examinations by tax authorities for tax years prior to 2017.
As a result of the Business Combination, the Registrant recognized a deferred tax asset in the amount of $363.6 million to account primarily for the difference between the Company’s book and tax basis in its investment in the Blue Owl Operating Partnerships, as well as a portion related to the TRA liability that will eventually lead to additional tax basis in the Blue Owl Operating Partnerships upon future TRA payments. Net deferred tax assets of $504.6 million related to the purchase of partnership interests from and future TRA payments to the pre-Business
Combination owners of Owl Rock and was recorded through additional paid-in
capital. Net deferred tax liabilities of $141.0 million related to the purchase of partnership interests from and future TRA payments to the pre-Business
Combination owners of Dyal Capital, and therefore were recorded as part of the net identifiable assets recognized as part of the Dyal Acquisition. The deferred tax assets will be recovered as the basis is amortized. Concurrent with the Business Combination and recording of these deferred tax assets, the Company recorded a TRA liability, net of fair value adjustments, of $461.0 million, of which $359.4 million and $101.6 million related to pre-Business
Combination owners of Owl Rock (additional
paid-in
capital) and Dyal Capital (contingent consideration related to the Dyal Acquisition), respectively.

Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Income Taxes [Line Items]
Income Taxes
7.	Income Taxes
Income tax expense (benefit) consisted of the following:

	For the Years Ended December 31,
	2020	2019	2018
Current:
U.S. federal income tax (benefit)	$—	$—	$—
State and local income tax (benefit)	359	81	—
Foreign income tax (benefit)	14	—	—

	373	81	—

Deferred:
U.S. federal income tax (benefit)	—	—	—
State and local income tax (benefit)	(475)	159	(180)
Foreign income tax (benefit)	—	—	—

	(475)	159	(180)

Total:
U.S. federal income tax (benefit)	—	—	—
State and local income tax (benefit)	(116)	240	(180)
Foreign income tax (benefit)	14	—	—

	$(102)	$240	$(180)

The effective income tax rate differed from the New York City UBT rate, the most material effective income tax statutory rate, for the following reasons:

	For the Years Ended December 31,
	2020	2019	2018
Income tax expense (benefit) at statutory rate	(4.00)%	4.00%	(4.00)%
Non-taxable income resulting from use of state and local business apportionment factors and permanent items related to compensation	3.89%	(3.28)%	5.40%
Transaction costs	—%	—%	1.43%
Impact of the Company’s subsidiary’s local taxes	(0.08)%	0.10%	(8.07)%
Provision to return adjustments and other	0.07%	0.34%	(1.27)%

Total effective rate	(0.12)%	1.16%	(6.51)%

Deferred tax assets and deferred tax liabilities are included within other assets and accounts payable, accrued expenses and other liabilities within the consolidated statements of financial condition, respectively. The income tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities were as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Net operating losses	$180	$162
Deferred compensation	496	133
Basis difference in subsidiaries	69	—
Other	55	31

Total gross deferred tax assets	800	326
Valuation allowance	—	—

Total deferred tax assets, net	$800	$326

Deferred tax liabilities	$—	$—

The Company’s net operating losses expire during the 2036-2038 tax years. The Company’s tax years ended December 31, 2017, 2018 and 2019 remain open to examination by U.S. Federal, state and local tax authorities. No penalties or interest were incurred during years ended December 31, 2020, 2019 and 2018.